Expenses by nature	9 Months Ended
Sep. 30, 2024
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
External research and development expenses	6,728	5,207	21,651	16,521
Employee expenses[1,3]	1,606	1,812	4,964	4,857
Depreciation	5	8	16	28
Other expenses	58	61	179	164
Total research and development expenses	8,397	7,088	26,810	21,570

External costs	3,016	1,725	7,253	5,834
Employee expenses[2,3]	1,134	834	3,084	2,450
Depreciation	74	72	221	209
Total general and administrative expenses	4,224	2,631	10,558	8,493
Total operating expenses	12,621	9,719	37,368	30,063

[1] Included in employee expenses is a share based compensation expense of $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2023, $0.4 million and $1.0 million, respectively).

[2] Included in employee expenses is share based compensation expense of $0.1 million and $0.2 million for the three and nine months ended September 30, 2024, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2023, $0.2 million and $0.7 million, respectively).

[3] Includes termination expenses incurred in the nine months ended September 30, 2024.

Foreign exchange gain/loss
Foreign exchange loss of $1.8 million for the three months ended September 30, 2024 (gain of $1.8 million for the three months ended September 30, 2023), and foreign exchange loss of $0.1 million for the nine months ended September 30, 2024 (gain of  $0.2 million for the nine months ended September  30, 2023) consists primarily of gains and losses related to the translation of the U.S. dollar cash and other financial assets balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in the Group’s consolidated financial statements for the year ended December 31, 2023.

At September 30, 2024, if the U.S. dollar had weakened/strengthened by 10% against the euro with all other variables held constant, the loss before tax for the nine months ended September 30, 2024, would have been $3.4 million higher/lower, mainly related to the translation of cash and other financial assets held in U.S. dollar in the Company’s subsidiary, GH Research Ireland Limited. This would be offset by an equivalent amount within Other Comprehensive Income.